Law Offices
Stradley, Ronon, Stevens & Young, LLP
1250 Connecticut Ave NW, Suite 500
Washington, D.C. 20036
(202) 419-8417

1933 Act Rule 497(j) 1933 Act File No. 2-73024 1940 Act File No. 811-3213

Direct Dial: (202) 419-8417

December 3, 2008

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the "Registrant") SEC File Nos. 2-73024 and 811-3213 Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for the Gartmore NVIT Developing Markets Fund and Gartmore NVIT Emerging Markets Fund and the Statement of Additional Information for each of the following funds:

Federated NVIT High Income Bond Fund	Neuberger Berman NVIT Multi Cap
Gartmore NVIT Developing Markets Fund	Opportunities Fund
Gartmore NVIT Emerging Markets Fund	Neuberger Berman NVIT Socially
Gartmore NVIT Global Utilities Fund	Responsible Fund
Gartmore NVIT International Equity Fund	NVIT Bond Index Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT Core Bond Fund
JP Morgan NVIT Balanced Fund	NVIT Enhanced Income Fund
Lehman Brothers NVIT Core Plus Bond	NVIT Global Financial Services Fund
Fund	NVIT Government Bond Fund

NVIT Growth Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Health Sciences Fund	NVIT Multi-Manager Small Cap Growth
NVIT International Index Fund	Fund
NVIT Mid Cap Growth Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Mid Cap Index Fund	NVIT Multi-Manager Small Company Fund
NVIT Money Market Fund	NVIT Nationwide Fund
NVIT Money Market Fund II	NVIT Nationwide Leaders Fund
NVIT Multi-Manager International Growth	NVIT S&P 500 Index Fund
Fund	NVIT Short Term Bond Fund
NVIT Multi-Manager International Value	NVIT Small Cap Index Fund
Fund	NVIT Technology and Communications Fund
NVIT Multi-Manager Large Cap Growth	NVIT U.S. Growth Leaders Fund
Fund	Van Kampen NVIT Comstock Value Fund
NVIT Multi-Manager Large Cap Value Fund	Van Kampen NVIT Multi Sector Bond Fund
NVIT Multi-Manager Mid Cap Growth Fund	Van Kampen NVIT Real Estate Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 122/123 to the Registration Statement of the Nationwide Variable Insurance Trust that has been filed electronically.

     Post-Effective Amendment Nos. 122/123 became effective with the Securities and Exchange Commission on December 1, 2008.

     If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8417.

Very truly yours,

    /s/Prufesh R. Modhera
Prufesh R. Modhera